Organization and Description of Business (Details) - USD ($) $ in Thousands	2 Months Ended	3 Months Ended		11 Months Ended
	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2022
Organization and Description of Business
Accumulated deficit		$ (41,851)		$ (32,056)	$ (32,056)
Net loss	$ (7,819)	(9,592)	$ 7,800	(25,738)	(25,738)
Cash and cash equivalents		44,000		$ 1,600	$ 1,600
Proceeds from issuance of ordinary shares upon closing of business combination		$ 56,683